LONG-TERM INVESTMENTS	6 Months Ended
Jun. 30, 2016
LONG-TERM INVESTMENTS.
LONG-TERM INVESTMENTS

6.     LONG-TERM INVESTMENTS

EOLIEN MARITIME FRANCE SAS

Effective May 19, 2016, Enbridge acquired a 50% interest in Eolien Maritime France SAS (EMF), a French offshore wind development company. EMF is co-owned by Enbridge and EDF Energies Nouvelles, a subsidiary of Électricité de France S.A. EMF holds licenses for three large-scale offshore wind farms off the coast of France, which are currently under development. Enbridge’s portion of the costs incurred to date is approximately $181 million (€128 million) with $60 million presented in Long-term investments, and $121 million presented in Deferred amounts and other assets.

EDDYSTONE RAIL COMPANY, LLC

During the three months ended June 30, 2016, the Company recorded an investment impairment of $176 million related to Enbridge’s 75% joint venture interest in Eddystone Rail Company, LLC (Eddystone Rail), which is held through Enbridge Rail (Philadelphia) L.L.C., a wholly-owned subsidiary. Eddystone Rail is a rail-to-barge transloading facility located in the greater Philadelphia, Pennsylvania area that delivers Bakken and other light sweet crude oil to Philadelphia area refineries. Due to a significant decrease in price spreads between Bakken crude oil and West Africa/Brent crude oil and increased competition in the region, demand for Eddystone Rail services dropped significantly, which led to the completion of an impairment test. The impairment charge is presented within Income/(loss) from equity investments on the Consolidated Statements of Earnings. The investment in Eddystone Rail is included within the Liquids Pipelines segment.

The impairment charge was based on the amount by which the carrying value of the asset exceeded fair value, determined using an adjusted net worth approach. The Company’s estimate of fair value required it to use significant unobservable inputs representative of a Level 3 fair value measurement, including assumptions related to the future performance of Eddystone Rail.